Condensed Cash Flow Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	€ (364)	€ 1,453	€ 746
Net cash flows from operating activities	(2,854)	7,302	517
Net cash flows from investing activities	(139)	(86)	(438)
Issuance of treasury shares		1
Repayment of perpetuals		(1,343)	(200)
Repayment of non-cumulative subordinated note			(443)
Dividends paid	(63)	(309)	(328)
Net cash flows from financing activities	(778)	(3,730)	(2,395)
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	185	1,196	705
Adjustments	330	(1,526)	(288)
Net cash flows from operating activities	(515)	(330)	418
Dividends and capital repayments of subsidiaries, associates and joint ventures	606	647	824
Other	(1)	(1)	(1)
Net cash flows from investing activities	605	646	822
Issuance of perpetuals		496
Issuance of treasury shares		1
Purchase of treasury shares	(59)	(318)	(248)
Issuance and repurchase of borrowings	(58)	1,074	294
Repayment of perpetuals		(1,343)	(200)
Repayment of non-cumulative subordinated note			(443)
Dividends paid	(63)	(309)	(328)
Coupons on perpetual securities	(55)	(112)	(136)
Coupons on non-cumulative subordinated notes			(14)
Net cash flows from financing activities	(235)	(512)	(1,076)
Net increase / (decrease) in cash and cash equivalents	€ (146)	€ (196)	€ 165